OTHER COMPREHENSIVE INCOME / (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) - Reclassifications (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	May 22, 2020	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Energy Solutions)			$ 14,977	$ 13,387	$ 12,999
Interest expense			(2,588)	(2,360)	(2,228)
Net gain/(loss) on assets sold/held for sale			0	30	(50)
Total before tax			1,374	2,166	5,107
Income tax expense			(589)	(120)	(194)
Net Income Attributable to Common Shares			641	1,815	4,457
Plant operating costs and other			4,932	4,098	3,878
Income from equity investments			1,054	898	1,019
Reclassification to net income of gains and losses on cash flow hedges			(42)	(55)	$ (489)
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain/(loss) on assets sold/held for sale		$ 364
Ownership interest sold	65.00%	65.00%			65.00%
Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Change in fair value of derivative instruments recognized in OCI		$ (613)		(613)
Reclassification to net income of gains and losses on cash flow hedges				(459)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax			(63)	(68)	$ (642)
Income tax expense			21	13	160
Net Income Attributable to Common Shares			(42)	(55)	(482)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense			(16)	(46)	(28)
Net gain/(loss) on assets sold/held for sale			0	0	(613)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax			(9)	(20)	(23)
Income tax expense			3	6	6
Net Income Attributable to Common Shares			(6)	(14)	(17)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Amortization of actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other			(11)	(22)	(23)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Settlement gain
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other			2	2	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense			(1)	9	4
Net Income Attributable to Common Shares			3	(28)	(11)
Income from equity investments			4	(37)	(15)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income Attributable to Common Shares			0	0	7
Power and Energy Solutions | Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Energy Solutions)			$ (47)	$ (22)	$ (1)